STOCK OPTIONS, AWARDS AND WARRANTS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS, AWARDS AND WARRANTS

NOTE 12 – STOCK OPTIONS, AWARDS AND WARRANTS

2012, 2014 and 2016 Equity Compensation Plans

In January 2012, our board of directors and stockholders authorized the 2012 Equity Compensation Plan, which we refer to as the 2012 Plan, covering 600,000 shares of our Class A common stock. On November 5, 2014, our board of directors approved the adoption of our 2014 Equity Compensation Plan (the " 2014 Plan ") and reserved 600,000 shares of our Class A common stock for grants under this plan. On February 23, 2016, our board of directors approved the adoption of our 2016 Equity Compensation Plan (the “2016 Plan”) and reserved 600,000 shares of our Class A common stock for grants under this plan. The purpose of the 2012, 2014 and 2016 Plans is to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, directors and consultants and to promote the success of our company's business. The 2012, 2014 and 2016 Plans are administered by our board of directors. Plan options may either be:

•	incentive stock options (ISOs),
•	non-qualified options (NSOs),
•	awards of our common stock,
•	stock appreciation rights (SARs),
•	restricted stock units (RSUs),
•	performance units,
•	performance shares, and
•	other stock-based awards.

Any option granted under the 2012, 2014 and 2016 Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2012, 2014 or 2016 Plans is determined by the Board at the time of grant, but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the board of directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of grants of any other type of award under the 2012, 2014 or 2016 Plans is determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

Transactions involving our stock options for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding, beginning of the period	414,300	$6.65	575,800	$6.97
Granted during the period	480,236	3.57	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	(366,874)	4.84	(161,500)	7.26
Outstanding, end of the period	537,662	$5.94	414,300	$6.97

Exercisable at the end of the period	331,993	6.8	288,630	6.65

At December 31, 2018 options outstanding totaled 532,662 with a weighted average exercise price of $5.94. Of these options, 331,993 are exercisable at December 31, 2018, with an intrinsic value of $74,425 and a remaining weighted average contractual term of 2.9 years. Compensation cost related to the unvested options not yet recognized is approximately $583,412 at December 31, 2017. We have estimated that approximately $356,852 will be recognized during 2018.

The weighted average remaining life of the options is 2.8 years.

Transactions involving our common stock awards for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018	2017
	Number	Number
Outstanding, beginning of the period	54,669	116,666
Granted during the period	—	—
Vested during the period	(53,334)	(55,998)
Forfeited during the period	(1,335)	(6,000)
Unvested at the end of the period	—	54,669

Unrecognized compensation cost related to our common stock awards is approximately $0 and $162,741 at December 31, 2018 and 2017, respectively. We have estimated that we will recognize future compensation expense approximating $0 during the year ended December 31, 2018.

Transactions involving our stock warrants for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding, beginning of the period	2,485,005	$5.09	2,976,863	$6.45
Granted during the period	2,162,058	3.00	2,121,433	3.73
Exercised during the period	(95,238)	2.25	(428,469)	3
Forfeited during the period	(226,402)	6.95	(2,184,822)	6.04
Outstanding, end of the period	4,325,423	5.05	2,485,005	5.09

Exercisable at the end of the period	4,325,423	5.05	2,485,005	5.09

The weighted average remaining life of the warrants is 3.2 years.